Revenue, Other Income and Other Gain	12 Months Ended
Dec. 31, 2025
Revenue, Other Income and Other Gain [Abstract]
REVENUE, OTHER INCOME AND OTHER GAIN
5.	REVENUE, OTHER INCOME AND OTHER GAIN

A. Revenue

An analysis of revenue is as follows:

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Revenue from contracts with customers
Digital solutions and other services
Insurance brokerage services commission	324	832	1,249
Digital solutions fees	2,565	2,564	12,220

	2,889	3,396	13,469

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	13,518	13,376	11,031
Fashion, arts and luxury media licensing and marketing services income	4,222	5,483	3,443

	17,740	18,859	14,474
	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Hotel operations, hospitality and VIP services
Hotel operations, hospitality and VIP services income	27,965	23,132	10,301

Revenue from other sources
Strategic investments
Dividend income	8,616	8,681	9,935
Gain related to disposed investments	—	—	123,634

	8,616	8,681	133,569
Net fair value changes on financial assets at FVTPL
-from listed equity shares, at quoted price	44,005	26,389	(40,927)
-from unlisted equity shares and movie income right investments	—	—	28

Total net fair value changes on financial assets at FVTPL	44,005	26,389	(40,899)

	52,621	35,070	92,670

Total revenue	101,215	80,457	130,914
(i)	Disaggregated revenue information

The Company assesses revenues based upon the nature or type of goods or services it provides and the operating segments of the related businesses. For more information on the operating segments, see Note 4, “Operating Segment Information”. The following tables present disaggregated revenue information:

For the year ended December 31, 2025

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions and other services
Insurance brokerage services	—	324	—	—	—	324
Digital solutions fee	—	2,565	—	—	—	2,565

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	—	—	13,518	—	—	13,518
Fashion, arts and luxury media licensing and marketing services income	—	—	4,222	—	—	4,222

Hotel operations, hospitality and VIP services
Hotel operations, hospitality and VIP services income	—	—	—	27,965	—	27,965
Subtotal	—	2,889	17,740	27,965	—	48,594

Revenue from other sources
Strategic investment
Net fair value changes on financial assets at FVTPL	—	—	—	—	44,005	44,005
Dividend income	—	—	—	—	8,616	8,616
Total	—	2,889	17,740	27,965	52,621	101,215

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
Timing of revenue recognition
Services rendered at a point in time	—	324	13,518	—	13,842
Services rendered over time	—	2,565	4,222	27,965	34,752
Total revenue from contracts with customers	—	2,889	17,740	27,965	48,594

For the year ended December 31, 2024

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions and other services
Insurance brokerage services	—	832	—	—	—	832
Digital solutions fee	—	2,564	—	—	—	2,564

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	—	—	13,376	—	—	13,376
Fashion, arts and luxury media licensing and marketing services income	—	—	5,483	—	—	5,483

Hotel operations, hospitality and VIP services
Hotel operations, hospitality and VIP services income	—	—	—	23,132	—	23,132
Subtotal	—	3,396	18,859	23,132	—	45,387

Revenue from other sources
Strategic investment
Net fair value changes on financial assets at FVTPL	—	—	—	—	26,389	26,389
Dividend income	—	—	—	—	8,681	8,681
Total	—	3,396	18,859	23,132	35,070	80,457

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
Timing of revenue recognition
Services rendered at a point in time	—	832	13,376	—	14,208
Services rendered over time	—	2,564	5,483	23,132	31,179
Total revenue from contracts with customers	—	3,396	18,859	23,132	45,387

For the year ended December 31, 2023

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions and other services
Insurance brokerage services	—	1,249	—	—	—	1,249
Digital solutions fee	—	12,220	—	—	—	12,220

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	—	—	11,031	—	—	11,031
Fashion, arts and luxury media licensing and marketing services income	—	—	3,443	—	—	3,443
Hotel operations, hospitality and VIP services
Hotel operations, hospitality and VIP services income	—	—	—	10,301	—	10,301
Subtotal	—	13,469	14,474	10,301	—	38,244

Revenue from other sources
Strategic investment
Net fair value changes on financial assets at FVTPL	—	—	—	—	(40,899)	(40,899)
Gain related to disposed investment	—	—	—	—	123,634	123,634
Dividend income	—	—	—	—	9,935	9,935
Total	—	13,469	14,474	10,301	92,670	130,914

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
Timing of revenue recognition
Services rendered at a point in time	—	1,249	11,031	—	12,280
Services rendered over time	—	12,220	3,443	10,301	25,964
Total revenue from contracts with customers	—	13,469	14,474	10,301	38,244

The following table shows the amount of revenue recognized in the current period that were included in the contract liabilities at the beginning of the reporting period:

	As of December 31,
	2025	2024	2023
	US$	US$	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period
Digital solutions services	—	—	895
	—	—	895

(ii)	Performance obligations

All the remaining performance obligations are expected to be recognized within one year.

B. Other income

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Bank interest income	1,141	1,840	4,178
Other interest income	737	251	5,525
Interest income from the immediate holding company (Note 28)	31,638	16,828	10,489
Others	116	12	2,750
	33,632	18,931	22,942

C. Other gain

Other gain of US$68,797 during the year ended December 31, 2023 consists of (i) gain on bargain purchase of US$4,469 with details included in Note 31(a); and (ii) gain on disposal of subsidiaries of US$64,328.

Other gain of US$24,816 during the year ended December 31, 2024 consists of gain on disposal of subsidiaries. The Group disposed the entire equity interests in certain subsidiaries which engaged in the media and entertainment segment with a consideration of Euro 2,888,000 to an independent third party. These subsidiaries owned certain intellectual properties pertaining to non-core media and entertainment business of the Group. The disposal was part of a strategic reorganization aimed at divesting non-core business and intellectual properties to sharpen the Group’s focus on its primary existing operating business units within the media and entertainment segment. The consideration is settled through intercompany account under the Group’s central treasury management policy.

Other gain of US$1,514 during the year ended December 31, 2025 consists of (i) fair value gain on over-allotment option of US$126; and (ii) gain on disposal of subsidiaries of US$1,388.